Financial assets at fair value through profit or loss	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss

8.      Financial assets at fair value through profit or loss

	At 30 June	At 31 Dec
	2020	2019
	£m	£m

Trading assets	19,535	17,982

Other financial assets at fair value through profit or loss:
Treasury and other bills	20	19
Loans and advances to customers	11,002	10,654
Loans and advances to banks	3,933	1,886
Debt securities	38,300	33,859
Equity shares	84,323	95,789
	137,578	142,207
Financial assets at fair value through profit or loss	157,113	160,189

Included in the above is £132,250 million (31 December 2019:  £136,855 million) of assets relating to the insurance businesses.